RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
RIGHT-OF-USE ASSETS
Schedule of changes in the net carrying amount of right-of-use assets, which mainly relates to leases of premises and vehicles

Changes in the net carrying amount of right-of-use assets which mainly relate to leases of premises and vehicles, are as follows:

	Note	2023	2022
Cost
Balance at beginning of year		$381.5	$352.8
Additions financed with lease obligations		56.9	45.3
Business acquisitions	7	226.2	—
Retirement and other		(16.9)	(16.6)
Balance at end of year		647.7	381.5

Accumulated depreciation
Balance at beginning of year		253.4	229.9
Depreciation		98.8	41.2
Retirement and other		(17.5)	(17.7)
Balance at end of year		334.7	253.4

Net carrying amount		$313.0	$128.1